Stockholders' (Deficit) Equity- Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 item D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Dec. 05, 2022 $ / shares	Dec. 21, 2021 shares	Oct. 21, 2021 $ / shares shares
Stockholders' (Deficit) Equity
Number of shares per warrant | shares	1	1
Share price			$ 10
Redemption of warrants
Stockholders' (Deficit) Equity
Number of warrants held | shares	150	150
Fair market value of warrants on trading date prior to exercise	$ 15.00	$ 15.00
Number of shares received by the holder | shares	35	35
Redemption of warrants when the price per ordinary share equals or exceeds $9.20
Stockholders' (Deficit) Equity
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued price	180.00%	180.00%
Redemption of warrants when the price per ordinary share equals or exceeds $18.00
Stockholders' (Deficit) Equity
Share price	$ 18.00	$ 18.00
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued price	115.00%	115.00%
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Threshold number of business days before sending notice of redemption to warrant holders	3	3
Redemption of warrants when price per share of class common stock equals or exceeds 10.00
Stockholders' (Deficit) Equity
Threshold trading days for redemption of public warrants	10 days	10 days
Warrants
Stockholders' (Deficit) Equity
Share price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds threshold minimum	60.00%	60.00%
Warrants | Redemption of warrants when the price per ordinary share equals or exceeds $9.20
Stockholders' (Deficit) Equity
Share price	$ 9.20	$ 9.20
Private Placement Warrants
Stockholders' (Deficit) Equity
Number of shares received by the holder | shares		675,000
Public warrants
Stockholders' (Deficit) Equity
Maximum threshold period for filing registration statement after business combination	20 days	20 days
Warrant exercise period condition	30 days	30 days
Public Warrants expiration term	5 years	5 years
Period of time with in which registration statement is expected to become effective	60 days	60 days
Initial public offering
Stockholders' (Deficit) Equity
Number of shares per warrant | shares	1			1
Exercise price of warrants	$ 11.50				$ 11.50
Share price					$ 10.20
Initial public offering | Private Placement Warrants
Stockholders' (Deficit) Equity
Warrants outstanding | shares	506,250	506,250
Initial public offering | Public warrants
Stockholders' (Deficit) Equity
Warrants outstanding | shares	8,625,000	8,625,000
Number of shares per warrant | shares					1
Exercise price of warrants					$ 11.50